Share Capital (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Classes Of Share Capital Text Block Abstract
Schedule residual value to be allocated to common shares and to the warrants
	Units and Prefunded Units	Over allotment warrants
Gross Proceeds	$19,999,999	$13,045
Less: Total fair value of warrant liability	(9,063,025)	(975,393)
Residual value to common shares	$10,936,974	-
Day one loss-change in fair value opening	-	$(962,350)

Schedule of stock option activity
	Number of Stock Options	Weighted Average Exercise Price
Outstanding options, December 31, 2020	328,068	$13.99
Granted	100,500	11.50
Expired/Cancelled	(14,000)	16.38
Outstanding options, December 31, 2021	414,568	$13.88
Granted	815,000	1.17
Expired/Cancelled	(34,001)	26.39
Outstanding options, June 30, 2022	1,195,567	$4.86

	Number of RSU’s	Weighted Average Issue Price
Outstanding options, December 31, 2021	0	$-
Granted	3,075,000	$1.05
Outstanding options, June 30, 2022	3,075,000	$1.05

	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2020	452,523	8.02
Expired	(6,597)	52.68
Outstanding agent options, December 31, 2021	445,926	$7.51
Granted	434,783	2.53
Outstanding agent options, June 30, 2022	880,709	$5.05

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2020	3,591,533	$10.55
Granted	2,142,857	$4.00
Exercised	(544,415)	$5.54
Expired	(68,647)	$62.87
Outstanding, December 31, 2021	5,121,328	$7.64
Granted	9,999,999	$2.30
Outstanding, June 30, 2022	15,121,327	$3.90

Schedule residual value to be allocated to common shares and to the warrants
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
24-Jul-17	7,929	7,929	79.00	24-Jul-22	0.07
24-Dec-18	12,896	12,896	57.00	24-Dec-23	1.48
15-Jan-19	828	828	57.00	15-Jan-24	1.55
21-Mar-19	12,345	12,345	63.00	21-Mar-24	1.73
1-Jan-20	2,069	2,069	57.00	1-Jan-24	1.50
15-Nov-20	95,000	83,125	6.00	15-Nov-30	8.38
15-Nov-20	161,500	141,313	6.00	15-Nov-25	3.38
2-Jan-21	57,000	42,750	11.50	2-Jan-26	3.51
2-Jan-21	5,000	3,750	11.50	2-Jan-31	7.51
18-Jan-21	14,500	12,688	11.50	18-Jan-26	3.55
18-Jan-21	1,500	1,500	11.50	31-Aug-22	0.17
18-Jan-21	10,000	10,000	11.50	29-Oct-22	0.33
1-Jan-22	20,000	5,000	4.00	29-Oct-26	4.33
13-Apr-22	795,000	66,250	1.10	13-Apr-27	4.79
Total	1,195,567	402,443	$4.86		4.42

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
09-Mar-22	2,250,000	750,000	$1.03
13-Apr-22	825,000	318,750	1.10
Total	3,075,000	1,068,750	$1.05

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
28-Jul-20	1,702	1,702	$20.49	28-Jul-22	0.08
29-Sep-20	113,500	113,500	$6.60	28-Sep-25	3.25
29-Sep-20	266,000	266,000	$6.85	28-Sep-25	3.25
31-Dec-20	64,724	64,724	$11.50	30-Jun-24	2.00
11-Jan-22	434,783	0	$2.53	11-Jan-27	4.54
Total	880,709	445,926	$5.05		3.79

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
23-Dec-19	54,248	$51.22	23-Dec-22
28-Jul-20	74,138	$20.49	28-Jul-22
29-Sep-20	1,805,585	$6.85	28-Sep-25
31-Dec-20	1,294,500	$11.50	30-Jun-24
3-Nov-21	1,892,857	$2.30	3-Nov-26
11-Jan-22	9,999,999	$2.30	11-Jan-27
Total	15,121,327	$3.90

Schedule of weighted-average assumptions
	2022	2021
Exercise price	$1.03-$4.00	$11.50
Risk-free interest rate	1.36% -2.793%	0.23%
Expected life	5	5
Annualized volatility	102%-105%	85%
Dividend rate	0.00%	0.00%